13003552

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

SEP 24 2013

Washington, DC 20549

CERT NYS
File No. 001-08841

September 24, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NextEra Energy, Inc., Corporate Units, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 23, 2013. Tentative listing date – September 27, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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